Impairment and onerous contracts - Other assets (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Biopalma
Disclosure of financial assets [line items]
Gain from disposals of non-current assets		$ 125
Carrying amount for CGU		0
Other assets | Several segments
Disclosure of financial assets [line items]
Impairment loss		201	$ 119	$ 184
Midwest system
Disclosure of financial assets [line items]
Impairment loss | R$	R$ 0
Onerous contracts provision		$ 240